Segment Reporting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total revenues	$ 23,068	$ 25,729	$ 17,596
Interest expense, net	(217)	(182)	(163)
Non-cash unit-based compensation expense	17	14	16
Income tax expense	36	26	30
Net income (loss)	394	475	524
Depreciation, amortization and accretion	187	193	177
Interest expense, net	217	182	163
Non-cash unit-based compensation expense	(17)	(14)	(16)
Unrealized gain on commodity derivatives	21	(21)	14
Equity in earnings of unconsolidated affiliates	(5)	(4)	(4)
Adjusted EBITDA related to unconsolidated affiliates	10	10	9
Loss on extinguishment of debt	0	0	36
Inventory adjustments	114	(5)	(190)
Other non-cash adjustments	22	20	21
Adjusted EBITDA	964	919	754
Total assets	6,826	6,830	5,815
External Revenue [Member]
Segment Reporting Information [Line Items]
Total revenues	23,068	25,729	17,596
Fuel Distribution
Segment Reporting Information [Line Items]
Adjusted EBITDA	865	838	701
Total assets	6,047	6,022	5,075
Pipeline Systems
Segment Reporting Information [Line Items]
Adjusted EBITDA	11	10	9
Total assets	49	53	47
Terminals
Segment Reporting Information [Line Items]
Adjusted EBITDA	88	71	44
Total assets	672	643	639
Total segment assets
Segment Reporting Information [Line Items]
Total assets	6,768	6,718	5,761
Other partnership assets
Segment Reporting Information [Line Items]
Total assets	58	112	54
Operating Segments [Member] | Fuel Distribution
Segment Reporting Information [Line Items]
Total revenues	22,986	25,660	17,558
Operating Segments [Member] | Fuel Distribution | External Revenue [Member]
Segment Reporting Information [Line Items]
Total revenues	22,955	25,629	17,537
Operating Segments [Member] | Pipeline Systems
Segment Reporting Information [Line Items]
Total revenues	1	0	0
Operating Segments [Member] | Pipeline Systems | External Revenue [Member]
Segment Reporting Information [Line Items]
Total revenues	1	0	0
Operating Segments [Member] | Terminals
Segment Reporting Information [Line Items]
Total revenues	485	536	298
Operating Segments [Member] | Terminals | External Revenue [Member]
Segment Reporting Information [Line Items]
Total revenues	112	100	59
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Total revenues	(404)	(467)	(260)
Intersegment Sales [Member] | Operating Segments [Member] | Fuel Distribution
Segment Reporting Information [Line Items]
Total revenues	31	31	21
Intersegment Sales [Member] | Operating Segments [Member] | Pipeline Systems
Segment Reporting Information [Line Items]
Total revenues	0	0	0
Intersegment Sales [Member] | Operating Segments [Member] | Terminals
Segment Reporting Information [Line Items]
Total revenues	$ 373	$ 436	$ 239